Others - Schedule of Provision Matrix (Details) - TWD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Provision Matrix [Line Items]
Total book value	$ 3,690	$ 4,203	$ 6,468
Loss allowance	$ 23	$ 8
Not past due [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	0.00%	0.02%	0.00%
Total book value	$ 2,864	$ 4,049	$ 6,232
Up to 30 days past due [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	0.00%	0.15%	0.00%
Total book value	$ 510	$ 140	$ 236
31~90 days [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	0.00%	2.62%	0.00%
Total book value	$ 293	$ 6
More than 90 days [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	100.00%	100.00%	100.00%
Total book value	$ 23	$ 8
Loss allowance	$ 23	$ 8